Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of financial assets
	June 30,	December 31,
	2021	2020
	Level 1
	USD in thousands

Investment in SAFO	104	113
Elbit Imaging	1,112	-
Automax (Matomy)	1,696	-
	2,912	113

	June 30,	December 31,
	2021	2020
	Level 3
	USD in thousands

Gix Media’s shares (see note 4.D)	-	2,438
Gix warrants	37	14
Conversion right (see note 4.D)	-	1,393
Anti-dilution -Gix	433	473
ScoutCam warrants	352	-
Maris investment	240
SAFO warrants	104	98
	1,166	4,416

Schedule of fair value of financial instruments
	Investment in SAFO	Elbit Imaging	Automax (Matomy)	Total
	USD in thousands

Balance as of January 1, 2021	113	-	-	113

Initial recognition at fair value upon dilution Equity investment	-	-	1,553	1,553
Additional investment		1,068		1,068
Currency translation		(4)	-	(4)
Revaluation	(9)	48	143	182

Balance as of June 30, 2021	104	1,112	1,696	2,912

	Gix Media’s shares	Gix Warrants	ScoutCam warrants	Maris investment	Conversion Right	Anti-dilution	SAFO Warrants	Total
		USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	473	98	4,416
Initial recognition at fair value upon deconsolidation	-	-	581	-	-	-		581
Exercise of warrants	-	-	(199)	-	-	-		(199)
Changes in fair value recognized through profit or loss	(328)	23	(30)	240	224	(40)	6	95
Exercise of conversion right )see note 4)	(2,110)	-		-	(1,617)			(3,727)
Balance as of June 30, 2021	-	37	352	240	-	433	104	1,166

	Gix Media’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2020	2,637	71	-	619	289	-	3,616
Initial recognition of financial asset						98	98
Changes in fair value recognized through profit or loss	(199)	(57)		774	184	-	702
Balance as of December 31, 2020	2,438	14	-	1,393	473	98	4,416

Schedule of fair value measurement of liabilities
	June 30			December 31
	2021			2020
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,479	34	1,513	1,003	36	1,039